SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Warrants issued		107,000
Related parties [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuance of common stock	$ 5,000,000
Common stock shares issued	2,500,000
Officers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Price per share	$ 2.00
Warrants issued	2,500,000
Chardan Capital Markets, LLC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common sale purchase description	In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan.